Private Placement Warrants (Details) - Schedule of inputs and significant assumptions including volatility	6 Months Ended
Jun. 30, 2021 $ / shares
Schedule of inputs and significant assumptions including volatility [Abstract]
Stock price (in Dollars per share)	$ 2.53
Exercise price (in Dollars per share)	$ 11.50
Risk-free interest rate	0.59%
Expected term (in years)	3 years 7 months 13 days
Expected dividend yield
Expected volatility	48.68%